UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Joseph Parker & Company, Inc.
Address:   330 North Broad Street, Suite A
           Thomasville, GA 31792

13F File Number: 028-05457

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Mark Parker
Title:  President and Chief Executive Officer
Phone:  229-226-4715
Signature, Place, and Date of Signing:

   John Mark Parker, Thomasville, Georgia    August 13, 2002

Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   40

Form 13F Information Table Value Total:   $92,722

List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     3688 29980.00 SH       SOLE                 27980.00           2000.00
AOL Time Warner Inc            COM              00184A105      459 31185.00 SH       SOLE                 29485.00           1700.00
Agilent Technologies           COM              00846U101     1503 63534.00 SH       SOLE                 59034.00           4500.00
American SuperConductor        COM              030111108      490 89700.00 SH       SOLE                 85200.00           4500.00
Anadarko Petroleum Corp        COM              032511107     3237 65655.00 SH       SOLE                 61255.00           4400.00
BP p.l.c. ADR                  ADR              055622104      921 18241.00 SH       SOLE                 18241.00
Bellsouth Corp                 COM              079860102     1474 46805.00 SH       SOLE                 44505.00           2300.00
Campbell Soup Company          COM              134429109      539 19500.00 SH       SOLE                 18500.00           1000.00
Caterpillar, Inc               COM              149123101     4864 99375.00 SH       SOLE                 93475.00           5900.00
ChevronTexaco Corp             COM              166764100     2408 27205.00 SH       SOLE                 25305.00           1900.00
Coca-Cola Company              COM              191216100     3590 64109.00 SH       SOLE                 57509.00           6600.00
Conagra Foods, Inc.            COM              205887102     2163 78225.00 SH       SOLE                 73725.00           4500.00
Dow Chemical                   COM              260543103     2840 82600.00 SH       SOLE                 78990.00           3610.00
Duke Energy Company            COM              264399106     4595 147735.00SH       SOLE                138335.00           9400.00
Emerson Electric               COM              291011104     4832 90300.00 SH       SOLE                 84300.00           6000.00
Exxon Mobil Corp               COM              30231G102     3079 75250.00 SH       SOLE                 71050.00           4200.00
Flowers Foods Inc              COM              343498101      986 38148.00 SH       SOLE                 38148.00
Fuelcell Energy Inc            COM              35952H106      682 66275.00 SH       SOLE                 65775.00            500.00
Genentech Inc                  COM              368710406      564 16850.00 SH       SOLE                 15350.00           1500.00
General Electric               COM              369604103     2423 83408.00 SH       SOLE                 75608.00           7800.00
Honeywell, Inc                 COM              438516106     3208 91050.00 SH       SOLE                 86450.00           4600.00
IDACORP, Inc.                  COM              451107106     1717 61995.00 SH       SOLE                 59995.00           2000.00
Ingersoll-Rand Company Class A COM              G4776G101      566 12400.00 SH       SOLE                 11400.00           1000.00
Intel Corp                     COM              458140100     3000 164215.00SH       SOLE                154015.00          10200.00
International Rectifier        COM              460254105     2731 93700.00 SH       SOLE                 87700.00           6000.00
Johnson & Johnson              COM              478160104     2178 41680.00 SH       SOLE                 41680.00
Lilly, Eli & Co                COM              532457108     1602 28410.00 SH       SOLE                 27010.00           1400.00
Merck & Co., Inc               COM              589331107     3618 71451.00 SH       SOLE                 65851.00           5600.00
Microsoft Corp                 COM              594918104      429  7850.00 SH       SOLE                  1450.00           6400.00
Pfizer, Inc                    COM              717081103     3889 111118.00SH       SOLE                104243.00           6875.00
Proctor & Gamble               COM              742718109     1934 21654.00 SH       SOLE                 20654.00           1000.00
Progress Energy Inc            COM              743263105      380  7303.00 SH       SOLE                  7303.00
Qualcomm, Inc.                 COM              747525103     2660 96765.00 SH       SOLE                 90565.00           6200.00
Royal Dutch Petroleum Co.      ADR              780257804      243  4400.00 SH       SOLE                  4400.00
Southern Co                    COM              842587107     3490 127375.00SH       SOLE                119875.00           7500.00
SunTrust Banks, Inc.           COM              867914103     5101 75332.00 SH       SOLE                 70332.00           5000.00
Synovus Financial Corp         COM              87161C105     1060 38509.00 SH       SOLE                 35209.00           3300.00
Texas Instruments              COM              882508104     3002 126685.00SH       SOLE                118885.00           7800.00
Verizon Communications         COM              92343V104     2404 59875.00 SH       SOLE                 56475.00           3400.00
Wells Fargo                    COM              949746101     4171 83325.00 SH       SOLE                 77825.00           5500.00